                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30. 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[PICTURE OF ADDING MACHINE]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE LARGE-CAP CORE FUND

[PICTURE OF NYSE FLAG]

[PICTURE OF STOCK EXCHANGE]

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                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LARGE-CAP CORE FUND as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

[PHOTO OF LEWIS PIANTEDOSI]
Lewis Piantedosi
Portfolio Manager

MANAGEMENT DISCUSSION

- The first six months of 2003 saw continued market volatility, as war angst, a sluggish economy, and the SARS outbreak were all contributing factors in creating an uncertain market backdrop. However, despite the uncertainty, equity markets proved resilient, achieving impressive returns. Easing geopolitical concerns and an unprecedented combination of aggressive fiscal and monetary stimulus helped investors look beyond the economic trough to better times ahead. Management continued to be positive on equities, believing that the economy is showing positive signs of accelerating, which could lead to better-than-expected earnings gains in the second half of 2003, and into 2004.

- The Fund's performance trailed that of the S&P 500 Index(1) in the first six months of 2003, mostly due to its minimal exposure to more volatile, lower quality stocks, which were the strongest performers during the timeframe. The Fund remained consistent with its strategy of seeking stocks that we believe to be of high quality and reasonably priced in relation to their fundamental value.

- During the six months ended June 30, 2003, we increased the Portfolio's weighting in the consumer discretionary, information technology, and financial sectors. The Portfolio's largest sector overweight continued to be in the consumer discretionary sector, as we added to its retail and media holdings during the period. We believe that these sub-sectors should be strong performers as the economy improves.

- In the information technology sector, the Portfolio's weighting was roughly equal to that of the benchmark S&P 500 Index(1). We continue to believe there are some pockets of overvaluation/speculation in the space, and the recent rally has moved the stocks of some lower quality names disproportionately upward. However, we have identified some areas of technology, such as business services, where company fundamentals appear to be stable to improving, and valuations are relatively reasonable.

- The financial sector has been a strong relative sector for the Fund. We took some gains in mortgage related financials and used the proceeds to increase the Portfolio's exposure to investment broker and asset manager stocks. We believe these sub-sectors should benefit from a recovering stock market and economy.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended June 30, 2003, the Fund's Class A shares had a total return of 8.57%. This return was the result of an increase in net asset value (NAV) per share to $10.89 on June 30, 2003 from $10.03 on December 31, 2002.(2)

- Class B shares had a total return of 8.20% during the same period, the result of an increase in NAV per share to $10.82 from $10.00.(2)

- Class C shares had a total return of 8.19% during the same period, the result of an increase in NAV per share to $10.83 from $10.01.(2)

- For comparison, during the six months ended June 30, 2003, the S&P 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of 11.75%.(1) Over this period, the average return of the funds in the Lipper Large Cap Core Classification was 10.38%.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

   MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
as of june 30, 2003

PERFORMANCE(3)                                     CLASS A    CLASS B   CLASS C
--------------------------------------------------------------------------------
Cumulative Returns (at net asset value)
Life of Fund+                                         8.90%      8.20%     8.30%

SEC Cumulative Returns (including sales charge or
  applicable CDSC)
Life of Fund+                                         2.64%      3.20%     7.30%

+Inception Dates - Class A, Class B, and Class C: 9/9/02


TEN LARGEST HOLDINGS(4) BY TOTAL NET ASSETS

First Data Corp.                     2.3%
Microsoft Corp.                      2.2
Merrill Lynch & Co., Inc.            2.2
AOL Time Warner, Inc.                2.1
Comcast Corp., Class A               2.1
Agilent Technologies, Inc.           2.0
Emerson Electric Co.                 1.9
Forest Laboratories, Inc.            1.9
Flextronics International Ltd.       1.9
Target Corp.                         1.8

(1) It is not possible to invest directly in an Index or a Lipper Classification. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
     - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 20.4% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
----------------------------------------------------
Investment in Large-Cap Core Portfolio,
   at value
   (identified cost, $8,437,129)          $9,151,517
Receivable for Fund shares sold               56,151
Receivable from affliliate                    85,677
Prepaid expenses                              12,133
----------------------------------------------------
TOTAL ASSETS                              $9,305,478
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $   10,216
Payable to affiliate for distribution
   and service fees                              361
Payable to affiliate for Trustees' fees           46
Accrued expenses                              17,706
----------------------------------------------------
TOTAL LIABILITIES                         $   28,329
----------------------------------------------------
NET ASSETS                                $9,277,149
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $8,747,120
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (170,725)
Accumulated net investment loss              (13,634)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          714,388
----------------------------------------------------
TOTAL                                     $9,277,149
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $4,174,991
SHARES OUTSTANDING                           383,250
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.89
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.89)      $    11.55
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $3,048,062
SHARES OUTSTANDING                           281,684
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.82
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $2,054,096
SHARES OUTSTANDING                           189,719
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.83
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $1,423)              $  45,319
Interest allocated from Portfolio             1,171
Expenses allocated from Portfolio           (50,783)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (4,293)
---------------------------------------------------
Expenses
---------------------------------------------------
Administration fee                        $   5,039
Distribution and service fees
   Class A                                    4,065
   Class B                                    9,888
   Class C                                    7,441
Registration fees                            48,849
Custodian fee                                 5,747
Legal and accounting services                 5,545
Transfer and dividend disbursing agent
   fees                                       3,359
Printing and postage                          2,994
Miscellaneous                                 2,091
---------------------------------------------------
TOTAL EXPENSES                            $  95,018
---------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      affiliate                           $  85,677
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  85,677
---------------------------------------------------

NET EXPENSES                              $   9,341
---------------------------------------------------

NET INVESTMENT LOSS                       $ (13,634)
---------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(139,145)
   Foreign currency transactions                 31
---------------------------------------------------
NET REALIZED LOSS                         $(139,114)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 748,370
   Foreign currency                               8
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 748,378
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 609,264
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 595,630
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (13,634) $                 (1,909)
   Net realized loss                              (139,114)                  (31,647)
   Net change in unrealized appreciation
      (depreciation)                               748,378                   (33,990)
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        595,630  $                (67,546)
------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      2,222,436  $              3,484,900
      Class B                                    1,757,675                 1,789,122
      Class C                                    1,597,169                 1,329,448
   Cost of shares redeemed
      Class A                                   (1,380,740)                 (395,200)
      Class B                                     (502,073)                 (172,906)
      Class C                                     (828,261)                 (152,505)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      2,866,206  $              5,882,859
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      3,461,836  $              5,815,313
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $      5,815,313  $                     --
------------------------------------------------------------------------------------
AT END OF PERIOD                          $      9,277,149  $              5,815,313
------------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
------------------------------------------------------------------------------------
AT END OF PERIOD                          $        (13,634) $                     --
------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.030                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income
   (loss)(2)                          $(0.001)                $ 0.000(3)
Net realized and unrealized
   gain                                 0.861                   0.030(4)
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.860                 $ 0.030
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.890                 $10.030
------------------------------------------------------------------------------

TOTAL RETURN(5)                          8.57%                   0.30%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,175                 $ 3,060
Ratios (As a percentage of
   average daily net assets):
   Net expenses(6)                       1.40%(7)                1.41%(7)
   Net expenses after
      custodian fee
      reduction(6)                       1.40%(7)                1.40%(7)
   Net investment income
      (loss)                            (0.02)%(7)               0.00%(7)(8)
Portfolio Turnover of the
   Portfolio                               47%                     11%
------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                           3.95%(7)               10.08%(7)
   Expenses after custodian
      fee reduction(6)                   3.95%(7)               10.07%(7)
   Net investment loss                  (2.57)%(7)              (8.67)%(7)
Net investment loss per share         $(0.129)                $(0.272)
------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002 to December 31, 2002.
 (2) Net investment income (loss) per share was computed using average shares outstanding.
 (3)  Less than 0.001 per share.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (6)  Includes the Fund's share of the Portfolio's allocated expenses.
 (7)  Annualized.
 (8)  Less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.000                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss(2)                $(0.039)                $(0.021)
Net realized and unrealized
   gain                                 0.859                   0.021(3)
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.820                 $    --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.820                 $10.000
------------------------------------------------------------------------------

TOTAL RETURN(4)                          8.20%                   0.00%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 3,048                 $ 1,595
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       2.15%(6)                2.16%(6)
   Net expenses after
      custodian fee
      reduction(5)                       2.15%(6)                2.15%(6)
   Net investment loss                  (0.76)%(6)              (0.67)%(6)
Portfolio Turnover of the
   Portfolio                               47%                     11%
------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           4.69%(6)               10.83%(6)
   Expenses after custodian
      fee reduction(5)                   4.69%(6)               10.82%(6)
   Net investment loss                  (3.30)%(6)              (9.34)%(6)
Net investment loss per share         $(0.169)                $(0.293)
------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002 to December 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.010                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss(2)                $(0.039)                $(0.023)
Net realized and unrealized
   gain                                 0.859                   0.033(3)
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.820                 $ 0.010
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.830                 $10.010
------------------------------------------------------------------------------

TOTAL RETURN(4)                          8.19%                   0.10%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,054                 $ 1,161
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       2.15%(6)                2.16%(6)
   Net expenses after
      custodian fee
      reduction(5)                       2.15%(6)                2.15%(6)
   Net investment loss                  (0.76)%(6)              (0.71)%(6)
Portfolio Turnover of the
   Portfolio                               47%                     11%
------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           4.69%(6)               10.83%(6)
   Expenses after custodian
      fee reduction(5)                   4.69%(6)               10.82%(6)
   Net investment loss                  (3.30)%(6)              (9.38)%(6)
Net investment loss per share         $(0.169)                $(0.304)
------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002 to December 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Large-Cap Core Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Large-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.8% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $15,286, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010. At December 31, 2002, net capital losses of $13,978 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     PERIOD ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    -----------------------------------------------------------------------------------
    Sales                                              216,464                  343,788
    Redemptions                                       (138,196)                 (38,806)
    -----------------------------------------------------------------------------------
    NET INCREASE                                        78,268                  304,982
    -----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     PERIOD ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    -----------------------------------------------------------------------------------
    Sales                                              172,971                  176,579
    Redemptions                                        (50,786)                 (17,080)
    -----------------------------------------------------------------------------------
    NET INCREASE                                       122,185                  159,499
    -----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     PERIOD ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    -----------------------------------------------------------------------------------
    Sales                                              156,885                  130,856
    Redemptions                                        (83,136)                 (14,886)
    -----------------------------------------------------------------------------------
    NET INCREASE                                        73,749                  115,970
    -----------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2003, the administration fee amounted to $5,039. To reduce the net investment loss of the Fund, EVM was allocated $85,677 of the Fund's operating expenses for the six months ended June 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,117 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $7,417 and $5,581 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $60,000 and $79,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $4,065, $2,471 and $1,860 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $5,000 of CDSC paid by shareholders for Class B shares for the six months ended June 30, 2003. For the six months ended June 30, 2003 no significant amounts have been received for Class A or Class C shares.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $5,703,317 and $2,756,266, respectively, for the six months ended June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                 NUMBER OF SHARES
                                              -----------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE   WITHHOLD
    -----------------------------------------------------------------
    Jessica M. Bibliowicz                         409,147    110,704
    Donald R. Dwight                              409,147    110,704
    James B. Hawkes                               409,147    110,704
    Samuel L. Hayes, III                          409,147    110,704
    William H. Park                               409,147    110,704
    Norton H. Reamer                              409,147    110,704
    Lynn A. Stout                                 409,147    110,704

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 100.4%

SECURITY                                  SHARES   VALUE
-------------------------------------------------------------
Aerospace & Defense -- 2.4%
-------------------------------------------------------------
General Dynamics Corp.                     1,650   $  119,625
Northrop Grumman Corp.                     1,200      103,548
-------------------------------------------------------------
                                                   $  223,173
-------------------------------------------------------------
Air Freight & Logistics -- 1.1%
-------------------------------------------------------------
FedEx Corp.                                1,570   $   97,387
-------------------------------------------------------------
                                                   $   97,387
-------------------------------------------------------------
Beverages -- 2.1%
-------------------------------------------------------------
Coca-Cola Company (The)                    1,900   $   88,179
PepsiCo, Inc.                              2,450      109,025
-------------------------------------------------------------
                                                   $  197,204
-------------------------------------------------------------
Biotechnology -- 3.5%
-------------------------------------------------------------
Amgen, Inc.(1)                             2,200   $  147,356
Biogen, Inc.(1)                            2,900      110,200
Genzyme Corp.(1)                           1,700       71,060
-------------------------------------------------------------
                                                   $  328,616
-------------------------------------------------------------
Capital Markets -- 5.2%
-------------------------------------------------------------
Franklin Resources, Inc.                   3,000   $  117,210
Goldman Sachs Group, Inc.                  1,900      159,125
Merrill Lynch & Co., Inc.                  4,400      205,392
-------------------------------------------------------------
                                                   $  481,727
-------------------------------------------------------------
Commercial Banks -- 8.1%
-------------------------------------------------------------
Bank of America Corp.                      1,600   $  126,448
Fifth Third Bancorp                        1,600       91,744
FleetBoston Financial Corp.                5,400      160,434
National Commerce Financial Corp.          6,700      148,673
Wachovia Corp.                             2,650      105,894
Wells Fargo & Co.                          2,350      118,440
-------------------------------------------------------------
                                                   $  751,633
-------------------------------------------------------------
Communications Equipment -- 1.8%
-------------------------------------------------------------
Cisco Systems, Inc.(1)                     4,600   $   76,314
Nokia Oyj ADR                              5,700       93,651
-------------------------------------------------------------
                                                   $  169,965
-------------------------------------------------------------
Computers & Peripherals -- 2.5%
-------------------------------------------------------------
International Business Machines Corp.      1,800   $  148,500
Lexmark International, Inc.(1)             1,160       82,093
-------------------------------------------------------------
                                                   $  230,593
-------------------------------------------------------------
SECURITY                                  SHARES   VALUE
-------------------------------------------------------------
Diversified Financial Services -- 1.8%
-------------------------------------------------------------
Citigroup, Inc.                            3,800   $  162,640
-------------------------------------------------------------
                                                   $  162,640
-------------------------------------------------------------
Diversified Telecommunication Services -- 1.9%
-------------------------------------------------------------
BCE, Inc.(2)                               3,900   $   90,129
Verizon Communications, Inc.               2,100       82,845
-------------------------------------------------------------
                                                   $  172,974
-------------------------------------------------------------
Electrical Equipment -- 1.9%
-------------------------------------------------------------
Emerson Electric Co.                       3,500   $  178,850
-------------------------------------------------------------
                                                   $  178,850
-------------------------------------------------------------
Electronic Equipment & Instruments -- 3.9%
-------------------------------------------------------------
Agilent Technologies, Inc.(1)              9,700   $  189,635
Flextronics International, Ltd.(1)(2)     16,700      173,513
-------------------------------------------------------------
                                                   $  363,148
-------------------------------------------------------------
Energy Equipment & Services -- 1.2%
-------------------------------------------------------------
Schlumberger Ltd.(2)                       1,525   $   72,544
Transocean, Inc.(1)                        1,800       39,546
-------------------------------------------------------------
                                                   $  112,090
-------------------------------------------------------------
Food & Staples Retailing -- 2.3%
-------------------------------------------------------------
Costco Wholesale Corp.(1)                  2,600   $   95,160
Wal-Mart Stores, Inc.                      2,150      115,390
-------------------------------------------------------------
                                                   $  210,550
-------------------------------------------------------------
Food Products -- 1.3%
-------------------------------------------------------------
Hershey Foods Corp.                        1,700   $  118,422
-------------------------------------------------------------
                                                   $  118,422
-------------------------------------------------------------
Health Care Providers & Services -- 0.7%
-------------------------------------------------------------
WebMD Corp.(1)                             6,000   $   64,980
-------------------------------------------------------------
                                                   $   64,980
-------------------------------------------------------------
Household Products -- 3.8%
-------------------------------------------------------------
Colgate-Palmolive Co.                      1,700   $   98,515
Kimberly-Clark Corp.                       2,900      151,206
Procter & Gamble Co.                       1,150      102,557
-------------------------------------------------------------
                                                   $  352,278
-------------------------------------------------------------
Insurance -- 3.8%
-------------------------------------------------------------
Berkshire Hathaway, Inc., Class B(1)          45   $  109,350
MetLife, Inc.                              2,870       81,278

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
-------------------------------------------------------------

Insurance (continued)
-------------------------------------------------------------
Progressive Corp., (The)                   2,150   $  157,165
-------------------------------------------------------------
                                                   $  347,793
-------------------------------------------------------------
IT Services -- 3.4%
-------------------------------------------------------------
Accenture Ltd., Class A(1)(2)              5,350   $   96,782
First Data Corp.                           5,200      215,488
-------------------------------------------------------------
                                                   $  312,270
-------------------------------------------------------------
Machinery -- 4.2%
-------------------------------------------------------------
Danaher Corp.                              1,550   $  105,478
Deere & Co.                                3,200      146,240
Illinois Tool Works, Inc.                  2,050      134,993
-------------------------------------------------------------
                                                   $  386,711
-------------------------------------------------------------
Media -- 13.3%
-------------------------------------------------------------
AOL Time Warner, Inc.(1)                  12,100   $  194,689
Clear Channel Communications, Inc.(1)      2,250       95,378
Comcast Corp., Class A(1)                  6,700      193,161
Cox Communications, Inc., Class A(1)       4,000      127,600
The Walt Disney Co.                        4,300       84,925
Thomson Corp. (The)(2)                     2,800       88,060
Tribune Co.                                2,400      115,920
Univision Communications, Inc.(1)          5,500      167,200
Viacom, Inc., Class B(1)                   3,770      164,598
-------------------------------------------------------------
                                                   $1,231,531
-------------------------------------------------------------
Metals & Mining -- 1.8%
-------------------------------------------------------------
Alcoa, Inc.                                6,400   $  163,200
-------------------------------------------------------------
                                                   $  163,200
-------------------------------------------------------------
Multiline Retail -- 2.9%
-------------------------------------------------------------
Kohl's Corp.(1)                            2,000   $  102,760
Target Corp.                               4,500      170,280
-------------------------------------------------------------
                                                   $  273,040
-------------------------------------------------------------
Oil & Gas -- 5.9%
-------------------------------------------------------------
Anadarko Petroleum Corp.                   2,020   $   89,829
BP PLC ADR                                 2,020       84,880
Burlington Resources, Inc.                 1,250       67,588
ConocoPhillips                             1,650       90,420
Exxon Mobil Corp.                          3,410      122,453
Total SA ADR                               1,200       90,960
-------------------------------------------------------------
                                                   $  546,130
-------------------------------------------------------------
SECURITY                                  SHARES   VALUE
-------------------------------------------------------------
Personal Products -- 1.2%
-------------------------------------------------------------
Gillette Co.                               3,480   $  110,873
-------------------------------------------------------------
                                                   $  110,873
-------------------------------------------------------------
Pharmaceuticals -- 10.5%
-------------------------------------------------------------
Abbott Laboratories                        3,500   $  153,160
Forest Laboratories, Inc.(1)               3,200      175,200
Johnson & Johnson Co.                      2,200      113,740
Lilly (Eli) & Co.                          1,700      117,249
Merck & Co., Inc.                          1,400       84,770
Pfizer, Inc.                               4,970      169,726
Teva Pharmaceutical Industries Ltd. ADR    2,800      159,404
-------------------------------------------------------------
                                                   $  973,249
-------------------------------------------------------------
Semiconductors & Semiconductor Equipment -- 1.7%
-------------------------------------------------------------
Microchip Technology, Inc.                 6,400   $  156,800
-------------------------------------------------------------
                                                   $  156,800
-------------------------------------------------------------
Software -- 2.2%
-------------------------------------------------------------
Microsoft Corp.                            8,020   $  205,392
-------------------------------------------------------------
                                                   $  205,392
-------------------------------------------------------------
Specialty Retail -- 4.0%
-------------------------------------------------------------
Best Buy Co., Inc.(1)                      3,200   $  140,544
Staples, Inc.(1)                           7,800      143,130
TJX Companies, Inc.                        4,700       88,548
-------------------------------------------------------------
                                                   $  372,222
-------------------------------------------------------------
Total Common Stocks
   (identified cost $8,567,055)                    $9,295,441
-------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $8,567,055)                    $9,295,441
-------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%           $  (36,189)
-------------------------------------------------------------
Net Assets -- 100.0%                               $9,259,252
-------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
----------------------------------------------------
Investments, at value
   (identified cost, $8,567,055)          $9,295,441
Cash                                          56,609
Receivable for investments sold              258,657
Interest and dividends receivable              8,852
Tax reclaim receivable                           345
----------------------------------------------------
TOTAL ASSETS                              $9,619,904
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  341,750
Payable to affiliate for Trustees' fees          164
Accrued expenses                              18,738
----------------------------------------------------
TOTAL LIABILITIES                         $  360,652
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $9,259,252
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $8,530,863
Net unrealized appreciation (computed on
   the basis of identified cost)             728,389
----------------------------------------------------
TOTAL                                     $9,259,252
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
---------------------------------------------------
Dividends (net of foreign taxes, $1,443)  $  45,991
Interest                                      1,189
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $  47,180
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  22,111
Trustees' fees and expenses                      99
Custodian fee                                18,339
Legal and accounting services                 9,624
Miscellaneous                                 1,379
---------------------------------------------------
TOTAL EXPENSES                            $  51,552
---------------------------------------------------

NET INVESTMENT LOSS                       $  (4,372)
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(141,927)
   Foreign currency transactions                 33
---------------------------------------------------
NET REALIZED LOSS                         $(141,894)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 759,701
   Foreign currency                               8
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 759,709
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 617,815
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 613,443
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (4,372) $            (25,235)
   Net realized loss                              (141,894)              (33,738)
   Net change in unrealized appreciation
      (depreciation)                               759,709               (31,320)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        613,443  $            (90,293)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      5,703,317  $          6,421,283
   Withdrawals                                  (2,756,266)             (732,242)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      2,947,051  $          5,689,041
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      3,560,494  $          5,598,748
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      5,698,758  $            100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      9,259,252  $          5,698,758
--------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.52%(2)                4.48%(2)
   Expenses after custodian
      fee reduction                      1.52%(2)                4.47%(2)
   Net investment loss                  (0.13)%(2)              (3.03)%(2)
Portfolio Turnover                         47%                     11%
------------------------------------------------------------------------------
TOTAL RETURN(3)                          8.50%                  (0.73)%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $9,259                  $5,699
------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks to achieve total return by investing in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2003, the Eaton Vance Large-Cap Core Fund held an approximate 98.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade-date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the advisory fee amounted to $22,111. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $6,435,838 and $3,100,352, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $8,567,055
    ----------------------------------------------------
    Gross unrealized appreciation             $  776,196
    Gross unrealized depreciation                (47,810)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $  728,386
    ----------------------------------------------------

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2003.

7 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             79%          21%
    Donald R. Dwight                                  79%          21%
    James B. Hawkes                                   79%          21%
    Samuel L. Hayes, III                              79%          21%
    William H. Park                                   79%          21%
    Norton H. Reamer                                  79%          21%
    Lynn A. Stout                                     79%          21%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE LARGE-CAP CORE FUND

INVESTMENT MANAGEMENT

EATON VANCE LARGE-CAP CORE FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

LARGE-CAP CORE PORTFOLIO

Officers

Duncan W. Richardson
President & Portfolio Manager

Lewis R. Piantedosi
Vice President & Portfolio
Manager

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF LARGE-CAP CORE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE LARGE-CAP CORE FUND
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE LARGE-CAP CORE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1559-8/03                                                                 LCCSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON VANCE LARGE-CAP CORE
FUND)


By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: August 18, 2003
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: August 18, 2003
      ---------------


By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: August 18, 2003
      ---------------